FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2019
Fair Value Measurements [Abstract]
Disclosure of fair value measurement of liabilities

	At December 31, 2019		At December 31, 2018
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$612	$612	$559	$559
Other investments[2]	258	258	209	209
Derivative assets	1	1	3	3
	$871	$871	$771	$771
Financial liabilities
Debt[3]	$5,536	$6,854	$5,738	$6,183
Derivative liabilities	—	—	3	3
Other liabilities	209	209	297	297
	$5,745	$7,063	$6,038	$6,483

[1]	Includes restricted cash and amounts due from our partners.

[2]	Recorded at fair value. Quoted market prices are used to determine fair value.

[3]
Debt is generally recorded at amortized cost except for obligations that are designated in a fair-value hedge relationship, in which case the carrying amount is adjusted for changes in fair value of the hedging instrument in periods when a hedge relationship exists. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

Fair Value Measurements
At December 31, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$3,314	$—	$—	$3,314
Other investments	258	—	—	258
Derivatives	—	1	—	1
Receivables from provisional copper and gold sales	—	68	—	68
	$3,572	$69	$—	$3,641

Fair Value Measurements
At December 31, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$1,571	$—	$—	$1,571
Other investments	209	—	—	209
Derivatives	—	—	—	—
Receivables from provisional copper and gold sales	—	76	—	76
	$1,780	$76	$—	$1,856

Disclosure of fair value measurement of assets

	At December 31, 2019		At December 31, 2018
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Financial assets
Other assets[1]	$612	$612	$559	$559
Other investments[2]	258	258	209	209
Derivative assets	1	1	3	3
	$871	$871	$771	$771
Financial liabilities
Debt[3]	$5,536	$6,854	$5,738	$6,183
Derivative liabilities	—	—	3	3
Other liabilities	209	209	297	297
	$5,745	$7,063	$6,038	$6,483

[1]	Includes restricted cash and amounts due from our partners.

[2]	Recorded at fair value. Quoted market prices are used to determine fair value.

[3]
Debt is generally recorded at amortized cost except for obligations that are designated in a fair-value hedge relationship, in which case the carrying amount is adjusted for changes in fair value of the hedging instrument in periods when a hedge relationship exists. The fair value of debt is primarily determined using quoted market prices. Balance includes both current and long-term portions of debt.

Fair Value Measurements
At December 31, 2019	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$3,314	$—	$—	$3,314
Other investments	258	—	—	258
Derivatives	—	1	—	1
Receivables from provisional copper and gold sales	—	68	—	68
	$3,572	$69	$—	$3,641

Fair Value Measurements
At December 31, 2018	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Aggregate Fair Value
	(Level 1)	(Level 2)	(Level 3)
Cash and equivalents	$1,571	$—	$—	$1,571
Other investments	209	—	—	209
Derivatives	—	—	—	—
Receivables from provisional copper and gold sales	—	76	—	76
	$1,780	$76	$—	$1,856

	Quoted prices in active markets for identical assets	Significant other observable inputs	Significant unobservable inputs	Aggregate fair value
	(Level 1)	(Level 2)	(Level 3)
Property, plant and equipment[1]	—	—	130	130
[1] Property, plant and equipment were written down by $389 million, which was included in earnings in this period.